Share - Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Weighted-Average Assumptions for Black-Scholes Option-Pricing Model Used

The following assumptions were used in the Black-Scholes option pricing model for determining the value of options and SARs granted during the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2025	2024
Weighted average share price at the date of grant (1)	$18.68 (CHF 16.11)	$11.44 (CHF 10.18)
Range of expected volatilities (%) (2)	89.91 - 91.39	85.54 - 93.00
Range of expected terms (years) (3)	6.25	5.50 - 6.25
Range of risk-free interest rates (%)(4)	3.94 - 4.26	3.91 - 4.63
Dividend yield (%)	0.00	0.00

(1) The equity award exercise price is denominated in USD.

(2) The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.

(3) The expected term represents the period that share-based awards are expected to be outstanding.

(4) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.

Summary of Stock Option and SARs Activity under 2023 Plan

The following table summarizes the Company’s stock option and SAR activity under the 2023 ESOP for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30, 2025			For the six months ended June 30, 2024
	Number of awards	Weighted average exercise price (CHF)	Range of expiration dates	Number of awards	Weighted average exercise price (CHF)	Range of expiration dates
Outstanding as of January 1,	4,687,054	6.82	2028 - 2034	3,466,210	4.50	2027 - 2033
Options granted	1,035,131	16.11	2035	1,336,922	10.18	2034
Forfeited(1)	(297,978)	8.31	2033 - 2034	(119,910)	5.11	2032 - 2033
Exercised(1)	(335,581)	5.02	2033 - 2034	(95,590)	2.77	2027 - 2032
Outstanding as of June 30,	5,088,626	8.48	2028 - 2035	4,587,632	6.29	2028 - 2034

(1) Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2025 and 2024. No SARs had been exercised or forfeited during the six months ended June 30, 2025 and 2024.

Summary of Restricted Stock Unit Activity Under 2023 Plan	The following is a summary of RSU activity for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30, 2025			For the six months ended June 30, 2024
	Number of awards	Weighted average grant date fair value (CHF)	Range of expiration dates	Number of awards	Weighted average exercise price (CHF)	Range of expiration dates
Outstanding as of January 1	467,478	9.81	2034	—	—	—
RSUs granted	646,741	16.16	2035	466,908	9.84	2034

RSUs vested/released	(97,990)	9.55	2034	—	—	—
Outstanding as of June 30	1,016,229	14.31	2034	466,908	9.84	2034